Schedule II Genworth Financial, Inc. (Parent Company Only) (Statements of Comprehensive Income) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders	$ 103		$ 168	[1]	$ 35	[1]	$ 76	[1]	$ 46	[1]	$ 155	$ (28)	$ (147)	$ 58	$ 325	$ 38	$ 38
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired	(217)								(185)						1,078	1,615	950
Net unrealized gains (losses) on other-than-temporarily impaired securities	26								21						78	(11)	126
Derivatives qualifying as hedges	(110)	[2]							(329)	[2]					(100)	1,085	122
Foreign currency translation and other adjustments	(104)								116						126	(135)	286
Total other comprehensive income (loss)	(405)								(377)						1,182	2,554	1,484
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders	(275)								(345)						1,480	2,579	1,456
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders															325	38	38
Other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on securities not other-than-temporarily impaired															1,075	1,576	939
Net unrealized gains (losses) on other-than-temporarily impaired securities															78	(11)	126
Derivatives qualifying as hedges															(100)	1,085	122
Foreign currency translation and other adjustments															102	(109)	231
Total other comprehensive income (loss)															1,155	2,541	1,418
Total comprehensive income (loss) available to Genworth Financial, Inc.'s common stockholders															$ 1,480	$ 2,579	$ 1,456

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	See note 5 for additional information.